Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

32 Subsequent events

On 4 January 2022, AstraZeneca completed the sale of the global rights to Tudorza and Duaklir to Covis Pharma GmbH for an upfront payment of $270m, which will be recorded within Other operating income and expense. The intangible assets of $368m associated with this transaction were classified as Assets held for sale as at 31 December 2021 (Note 18).